SHARE OPTIONS AND SHARE WARRANTS (Schedule of Fair Value of the Options Vesting Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share options and share warrants [Abstract]
Share-based payments - cost of sales	$ 26	$ 34	$ 35
Share-based payments - selling, general and administrative	732	1,335	893
Total - continuing operations	758	1,369	928
Share-based payments - discontinued operations
Total Share-based payments	$ 758	$ 1,369	$ 928